8. RIGHT-OF-USE ASSET: Schedule of Right of Use Asset (Details) - Office Lease	24 Months Ended
Dec. 31, 2020 CAD ($)
Right of Use Assets, Starting balance	$ 0
Right of Use Asset, Recognized on adoption of IFRS 16	68,253
Right of Use Asset, Additions	0
Right of Use Assets, Ending balance	68,253
Right of Use Asset Accumulated Amortization, Starting value	0
Right of Use Asset Amortization	68,253
Right of Use Asset Accumulated Amortization, Ending value	68,253
Right of Use Asset, Carrying Value	$ 0